American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated August 3, 2007 * Prospectus dated April 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

One of the Special Meetings of Shareholders of the fund originally scheduled for
June 27, 2007,  has been  adjourned to August 24, 2007.  Shareholders  as of the close of business on April 13, 2007,  are being asked to approve a conversion of their A Class shares to Advisor Class shares of the same fund.

For more  information  about the proposal  under  consideration,  please contact
American  Century's proxy solicitor at  1-877-256-6083 to request a free copy of the applicable proxy statement.

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the funds approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ANNUAL FUND OPERATING EXPENSES CHART ON PAGE 13.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                      DISTRIBUTION                    TOTAL ANNUAL
                         MANAGEMENT   AND SERVICE       OTHER         FUND OPERATING
                         FEE(1)       (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
---------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE
  Investor Class         0.99%        None              0.00%         0.99%
---------------------------------------------------------------------------------------
  Institutional
  Class                  0.79%        None              0.00%         0.79%
---------------------------------------------------------------------------------------
  A Class                0.99%        0.25%             0.00%         1.24%
---------------------------------------------------------------------------------------
  B Class                0.99%        1.00%             0.00%         1.99%
---------------------------------------------------------------------------------------
  C Class                0.99%        1.00%             0.00%         1.99%
---------------------------------------------------------------------------------------
  R Class                0.99%        0.50%             0.00%         1.49%
---------------------------------------------------------------------------------------
  Advisor Class          0.99%        0.25%             0.00%         1.24%
---------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE
  Investor Class         1.05%        None              0.00%         1.05%
---------------------------------------------------------------------------------------
  Institutional
  Class                  0.85%        None              0.00%         0.85%
---------------------------------------------------------------------------------------
  A Class                1.05%        0.25%             0.00%         1.30%
---------------------------------------------------------------------------------------
  B Class                1.05%        1.00%             0.00%         2.05%
---------------------------------------------------------------------------------------
  C Class                1.05%        1.00%             0.00%         2.05%
---------------------------------------------------------------------------------------
  R Class                1.05%        0.50%             0.00%         1.55%
---------------------------------------------------------------------------------------
  Advisor Class          1.05%        0.25%             0.00%         1.30%
---------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE
  Investor Class         1.18%        None              0.00%         1.18%
---------------------------------------------------------------------------------------
  Institutional
  Class                  0.98%        None              0.00%         0.98%
---------------------------------------------------------------------------------------
  A Class                1.18%        0.25%             0.00%         1.43%
---------------------------------------------------------------------------------------
  B Class                1.18%        1.00%             0.00%         2.18%
---------------------------------------------------------------------------------------
  C Class                1.18%        1.00%             0.00%         2.18%
---------------------------------------------------------------------------------------
  R Class                1.18%        0.50%             0.00%         1.68%
---------------------------------------------------------------------------------------
  Advisor Class          1.18%        0.25%             0.00%         1.43%
---------------------------------------------------------------------------------------

THE FOLLOWING REPLACES FOOTNOTE 2 TO THE ANNUAL FUND OPERATING EXPENSES TABLE ON
PAGE 13 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 37.

THE FOLLOWING REPLACES THE TABLE ON PAGE 24 OF THE PROSPECTUS:

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(2)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares eight
                                              years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investment in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                            R CLASS
---------------------------------------------------------------------------------------
No initial sales charge                            No initial sales charge
---------------------------------------------------------------------------------------
Contingent deferred sales charge                   No contingent deferred sales charge
on redemptions within 12 months
---------------------------------------------------------------------------------------
12b-1 fee of 1.00%                                 12b-1 fee of 0.50%
---------------------------------------------------------------------------------------
No conversion feature                              No conversion feature
---------------------------------------------------------------------------------------
Purchases generally limited to investors whose     Generally offered through
aggregate investments in American Century          employer-sponsored retirement plans
funds are less than $1,000,000; generally          and other fee-based arrangements(4)
more appropriate for short-term investors
---------------------------------------------------------------------------------------

Advisor Class
---------------------------------------------------------------------------------------
No initial sales charge
---------------------------------------------------------------------------------------
No contingent deferred sales charge
---------------------------------------------------------------------------------------
12b-1 fee of 0.25%
---------------------------------------------------------------------------------------
No conversion feature
---------------------------------------------------------------------------------------
Generally offered through employer-sponsored
retirement plans and other fee-based arrangements
---------------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 25 AND 26 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

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ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 26 OF THE
PROSPECTUS.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

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3

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 27 OF THE
PROSPECTUS.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 27 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
27 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 28 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REDEMPTIONS ON PAGE 30 OF THE
PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 37 OF THE PROSPECTUS:

American Century offers six classes of the funds: Investor Class, Institutional
Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 37 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A and Advisor Class Class, 1.00% for B and C Class,
and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS
STRUCTURE in the statement of additional information.

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THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 38 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

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5

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55519 0708

PROSPECTUS SUPPLEMENT

American Century Asset Allocation Portfolios, Inc.

ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE * ONE CHOICE PORTFOLIO(SM):
AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): MODERATE * ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE

Supplement dated August 3, 2007 * Prospectus dated December 1, 2006

American Century Mutual Funds, Inc.

NEW OPPORTUNITIES FUND * VEEDOT FUND

Supplement dated August 3, 2007 * Prospectuses dated March 1, 2007

American Century Strategic Asset Allocations, Inc.

NEWTON FUND

Supplement dated August 3, 2007 * Prospectus dated April 1, 2007

American Century World Mutual Funds, Inc.

INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL STOCK FUND

Supplement dated August 3, 2007 * Prospectuses dated April 1, 2007

THE FOLLOWING REPLACES THE PARAGRAPH BEGINNING "CERTAIN FINANCIAL
INTERMEDIARIES" UNDER THE INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION OF
THE PROSPECTUS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56306 0708

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

American Century Strategic Asset Allocations, Inc. - SAI dated April 1, 2007
American Century World Mutual Funds, Inc. - SAI dated April 1, 2007
American Century Asset Allocation Portfolios, Inc. - SAI dated December 1, 2006
American Century Growth Funds, Inc. - SAI dated December 1, 2006

Supplement dated August 3, 2007

THE FOLLOWING REPLACES THE INTERESTED DIRECTORS AND INDEPENDENT DIRECTORS TABLES
UNDER MANAGEMENT IN THE STATEMENT OF ADDITIONAL INFORMATION.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 109

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC, Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56246 0708